Registration No. 333-201935
Investment Company Act of 1940 File No. 811-23029

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_________________
FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	X
Post-Effective Amendment No. 11	X
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 13	X
(Check Appropriate Box or Boxes)
_________________
PRINCIPAL EXCHANGE-TRADED FUNDS
(Exact Name of Registrant as Specified in Charter)
_________________
655 9th Street
Des Moines, IA 50392
(Address of Principal Executive Offices)
515-235-9328
(Registrant’s Telephone Number, including Area Code)
_________________

Name and Address of Agent for Service:	with a copy to:
Adam U. Shaikh	Veena K. Jain
The Principal Financial Group	Drinker Biddle & Reath LLP
Des Moines, IA 50392	191 N. Wacker Drive, Suite 3700
Chicago, IL 60606-1698
_________________
Approximate Date of Proposed Public Offering: Immediately
It is proposed that this filing will become effective (check appropriate box)
XX     immediately upon filing pursuant to paragraph (b) of Rule 485
____    on (date) pursuant to paragraph (b) of Rule 485
____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
____    on (date) pursuant to paragraph (a)(1) of Rule 485
____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
____    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Principal Healthcare Innovators Index ETF and Principal Millennials Index ETF
EXPLANATORY NOTE
This filing relates to the Registrant's prospectus for shares of Principal Healthcare Innovators Index ETF and Principal Millennials Index ETF which was included in 1933 Act Post-Effective Amendment number 10 (as filed on July 14, 2016, SEC Accession No. 0001572661-16-000157) and is filed for the purpose of submitting interactive data files.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa on the 26th day of July, 2016.

Principal Exchange-Traded Funds
(Registrant)
/s/ M. J. Beer _____________________________________ M. J. Beer Trustee, President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ M. J. Beer __________________________ M. J. Beer	Trustee, President and Chief Executive Officer (Principal Executive Officer)	July 26, 2016

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	July 26, 2016

/s/ L. A. Rasmussen __________________________ L. A. Rasmussen	Vice President and Controller (Controller)	July 26, 2016

(E. Ballantine)* __________________________ E. Ballantine	Trustee	July 26, 2016

(L. T. Barnes)* __________________________ L. T. Barnes	Trustee	July 26, 2016

(C. Damos)* __________________________ C. Damos	Trustee	July 26, 2016

(N. M. Everett)* __________________________ N. M. Everett	Trustee	July 26, 2016

(M. A. Grimmett)* __________________________ M. A. Grimmett	Trustee	July 26, 2016

(F. S. Hirsch)* __________________________ F. S. Hirsch	Trustee	July 26, 2016

(T. Huang)* __________________________ T. Huang	Trustee	July 26, 2016

(D. E. Lawton)* __________________________ D. E. Lawton	Trustee	July 26, 2016

(K. McMillan)* __________________________ K. McMillan	Trustee	July 26, 2016

(E. A. Nickels)* __________________________ E. A. Nickels	Trustee	July 26, 2016

(D. Pavelich)* __________________________ D. Pavelich	Trustee	July 26, 2016

*   Pursuant to Power of Attorney appointing M. J. Beer
Previously Filed as Ex-99(j)(ii) on February 6, 2015 (Accession No. 0001572661-15-000008), for E. A. Nickels on October 27, 2015 (Accession No. 0001572661-15-000049), and for D. E. Lawton on May 23, 2016 (Accession No. 0001572661-16-000136)

Exhibit No.    Exhibits

Ex-101.INS    XBRL Instance Document

Ex-101.SCH    XBRL Taxonomy Extension Schema Document

Ex-101.CAL    XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF    XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB    XBRL Taxonomy Extension Label Linkbase Document

Ex-101.PRE    XBRL Taxonomy Extension Presentation Linkbase Document